                                                           [PICTURE OF HONG KONG
                                                           SKYLINE APPEARS HERE]
[LOGO OF EATON VANCE
 APPEARS HERE]







   Semiannual Report February 28, 1998



                                   EATON VANCE
[PICTURE OF DRAGON
APPEARS HERE]                     GREATER CHINA

                                   GROWTH FUND


                                  Global Management-Global Distribution

[PICTURE OF GREAT WALL OF CHINA APPEARS HERE]

Eaton Vance Greater China Growth Fund as of February 28, 1998

INVESTMENT UPDATE


Investment Environment
--------------------------------------------------------------------------------
   The China Region Markets

 . In the Fall of 1997, during the Asian currency crisis, China-region markets were extremely weak, with most markets posting double-digit losses for the year. So far in 1998, however, the markets have mounted a recovery. Hong Kong has rallied in response to the government's new fiscal year budget, while last year's most hard-hit markets-Thailand, Korea and Malaysia- have each rebounded strongly.

 . Hong Kong announced the biggest tax cut in its history in February-a $12.9 billion package to be spread over the next four years. In addition, the Hong Kong government announced a planned 11.2% rise in public spending.

 . Despite the currency woes of its China-region neighbors, Taiwan's economy continued to soar, boasting a 7.1% growth rate in the fourth quarter. Taiwan's resurgence was fueled primarily by an expanding manufacturing sector.

The Fund
--------------------------------------------------------------------------------
Performance for the Past Six Months

 . The Fund's Class A shares had a total return of -32.6% during the six months ended February 28, 1998./1/ This return resulted from a decline in net asset value per share (NAV) to $11.93 on February 28, 1998 from $17.71 on August 31, 1997.

 . The Fund's Class B shares had a total return of -33.0% during the six months ended February 28, 1998./1/ This return resulted from a decline in NAV to $10.81 on February 28, 1998 from $16.13 on August 31, 1997.

 . The Fund's Class C shares had a total return of -32.9% during the six months ended February 28, 1998./1/ This return resulted from a decline in NAV to $7.36 on February 28, 1998 from $10.97 on August 31, 1997.

   Recent Portfolio Shifts

 . Last year's financial crisis generated some uncertainty about the region's near-term economic growth. Accordingly, the Portfolio maintained a major emphasis on Hong Kong, the region's strongest economy with a sound currency and banking system. Hong Kong represented 72.8% of the Portfolio's investments at February 28.

 . Taiwan was the Portfolio's second largest weighting, at 9.2%. Because its economy is more closely tied to the U.S. than to Southeast Asia, Taiwan was somewhat insulated from the region's difficulties. Taiwan's GDP growth is expected to be 6% in 1998, only slightly lower than last year.

   Selected investments in the China region

 .  The Portfolio's largest investment was HSBC Holdings, the parent of Hong Kong
   & Shanghai Bank. HSBC is the leading bank in Hong Kong and serves as a major conduit for capital investment in mainland China. Hutchison Whampoa, a Hong Kong-based conglomerate, increased its China property portfolio, enjoyed higher container volumes at its port facilities, and sharply increased its telecom subscriber base.

 .  In Taiwan, the Portfolio emphasized electronics manufacturers, like Taiwan
   Semiconductor and Unitech Electronics. These companies produce high-quality chips and circuit boards for an export market that has protected them from Asia's economic vagaries.

 . The Portfolio had selected investments in Thailand and Malaysia, where investor sentiment is slowly improving following recent turmoil. Thailand's Electricity Generating Company is privatizing the country's electric utilities. Malayan Banking Berhad is Malaysia's largest banking group and should be among the winners in an anticipated shakeout of the financial sector.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Information
as of February 28, 1998

Performance/2/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
                                      Class A        Class B        Class C
                                      -------        -------        -------
One Year                               -24.0%         -24.5%         -24.6%
Five Years                               4.8            n/a            n/a
Life of Fund+                            5.5            1.9           -7.0



SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
                                      Class A        Class B        Class C
                                      -------        -------        -------
One Year                               -28.3%         -28.3%         -25.3%
Five Years                               3.5            n/a            n/a
Life of Fund+                            4.4            1.5           -7.0
+Class A: (10/28/92); Class B: (6/7/93); Class C: (12/28/93)



Ten Largest Holdings/3/
--------------------------------------------------------------------------------

By total net assets

HSBC Holdings PLC                                                       10.3%
Hutchison Whampoa                                                        6.9
Cheung Kong Holdings Ltd.                                                5.1
New World Development                                                    4.9
Shanghai Industrial Holdings Ltd.                                        4.5
China Telecom                                                            3.4
Hang Seng Bank                                                           3.0
Electricity Generating                                                   3.0
China Resources Enterprises                                              2.8
China Merchants Holdings                                                 2.7


/1/ These returns do not include the 5.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. /2/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%- 5th year; 1%-6th year; for Class C, returns reflect 1% CDSC. /3/ Based on market value. Ten largest holdings represent 46.6% of the Portfolio's investments. Holdings are subject to change.

      Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Greater China Growth Fund as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 1998
Assets
--------------------------------------------------------------------------------
Investment in Greater China Growth Portfolio, at value (Note 1A)
  (identified cost, $273,685,396)                                 $ 296,860,706
Receivable for Fund shares sold                                       1,288,843
Deferred organization expenses (Note 1E)                                    178
--------------------------------------------------------------------------------
Total assets                                                      $ 298,149,727
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                  $   2,139,221
Payable to affiliate for Trustees' fees (Note 4)                          2,098
Accrued expenses                                                        195,605
--------------------------------------------------------------------------------
Total liabilities                                                 $   2,336,924
--------------------------------------------------------------------------------
Net Assets                                                        $ 295,812,803
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 304,208,688
Accumulated net realized loss on investments from Portfolio
  (computed on the basis of identified cost)                        (20,470,403)
Accumulated distributions in excess of net investment income        (11,100,792)
Net unrealized appreciation of investments from Portfolio
  (computed on the basis of identified cost)                         23,175,310
--------------------------------------------------------------------------------
Total                                                             $ 295,812,803
--------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                        $ 119,864,802
Shares Outstanding                                                   10,048,682
Net Asset Value and Redemption Price Per Share
  (Net assets divided by shares of beneficial interest
  outstanding)                                                    $       11.93
Offering Price Per Share
  (100 divided by 94.25 of net asset value per share)             $       12.66
--------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                        $ 163,186,121
Shares Outstanding                                                   15,095,694
Net Asset Value, Offering Price and Redemption Price Per
  Share (Note 6)
  (Net assets divdided by shares of beneficial interest
  outstanding)                                                    $       10.81
--------------------------------------------------------------------------------

Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                        $  12,761,880
Shares Outstanding                                                    1,734,409
Net Asset Value, Offering Price and Redemption Price Per
  Share (Note 6)
  (Net assets divided by shares of beneficial interest
  outstanding)                                                    $        7.36
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.


Statement of Operations

For the Six Months Ended
February 28, 1998
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividend income allocated from Portfolio
  (net of foreign taxes, $38,064)                                 $   2,186,859
Interest income allocated from Portfolio                                 89,130
Expenses allocated from Portfolio                                    (1,818,912)
--------------------------------------------------------------------------------
Net investment income from Portfolio                              $     457,077
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Management fee (Note 4)                                           $     421,829
Compensation of Trustees not members of the
  Administrator's organization (Note 4)                                   3,413
Distribution and service fees (Note 5)
  Class A                                                               335,842
  Class B                                                               933,767
  Class C                                                                61,631
Transfer and dividend disbursing agent fees                             368,964
Printing and postage                                                     50,324
Custodian fee                                                            16,161
Legal and accounting services                                             6,415
Registration fees                                                        22,782
Amortization of organization expenses (Note 1E)                          25,902
Miscellaneous                                                            56,013
--------------------------------------------------------------------------------
Total expenses                                                    $   2,303,043
--------------------------------------------------------------------------------

Net investment loss                                               $  (1,845,966)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                 $  (4,642,124)
  Foreign currency transactions                                      (1,641,153)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                      $  (6,283,277)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                     $(156,846,400)
  Foreign currency                                                      432,003
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                                  $(156,414,397)
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments                   $(162,697,674)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                        $(164,543,640)
--------------------------------------------------------------------------------

                        See notes to financial statements

Eaton Vance Greater China Growth Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                       Six Months Ended
Increase (Decrease)                    February 28, 1998           Year Ended
in Net Assets                          (Unaudited)              August 31, 1997
--------------------------------------------------------------------------------

From operations --
     Net investment loss                    $  (1,845,966)        $  (2,154,491)
     Net realized gain (loss) on
         investment transactions               (6,283,277)           16,561,774
     Net change in unrealized
         appreciation (depreciation)
         of investments                      (156,414,397)           62,007,114
--------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from operations                 $(164,543,640)        $  76,414,397
--------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
     In excess of net investment income
         Class B                            $          --         $  (1,268,020)
--------------------------------------------------------------------------------
Total distributions to shareholders         $          --         $  (1,268,020)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest (Note 3) --
     Proceeds from sale of shares
         Class A                            $  39,277,364         $          --
         Class B                               34,488,530           103,762,855
         Class C                                8,580,960                    --
     Net asset value of shares
         issued to shareholders in
         payment of distributions
         declared
         Class B                                       --             1,092,347

     Cost of shares redeemed
         Class A                              (66,956,402)                   --
         Class B                              (73,862,388)         (167,989,794)
         Class C                               (8,994,923)                   --
--------------------------------------------------------------------------------
Net decrease in net assets from
     Fund share transactions                $ (67,466,859)        $ (63,134,592)
--------------------------------------------------------------------------------
Contribution from EV Traditional
     and Classic Greater China
     Growth Fund (Note 8)                   $ 231,236,821         $          --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets       $    (773,678)        $  12,011,785
--------------------------------------------------------------------------------

                                           Six Months Ended
                                           February 28, 1998     Year Ended
Net Assets                                 (Unaudited)           August 31, 1997
--------------------------------------------------------------------------------
At beginning of period                      $ 296,586,481         $ 284,574,696
--------------------------------------------------------------------------------
At end of period                            $ 295,812,803         $ 296,586,481
--------------------------------------------------------------------------------


Accumulated
distributions in excess
of net investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                            $ (11,100,792)        $  (4,981,943)
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Greater China Growth Fund  as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                  Six Months Ended                             Year Ended August 31,
                                                  February 28, 1998           ------------------------------------------------------
                                                  (Unaudited)                    1997       1996       1995       1994    1993*
                                        --------------------------------------------------------------------------------------------
                                         Class A      Class B      Class C      Class B    Class B    Class B    Class B  Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--Beginning of period    $ 17.710     $ 16.130     $ 10.970     $ 12.450   $ 11.890   $ 13.160   $ 10.540  $10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     $ (0.051)++  $ (0.074)++  $ (0.053)++  $ (0.181)  $ (0.087)  $ (0.038)  $ (0.039) $(0.015)
Net realized and unrealized gain
 (loss) on investments                    (5.729)      (5.246)      (3.557)       3.921      0.647     (1.157)     2.684    0.555
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations     $ (5.780)    $ (5.320)    $ (3.610)    $  3.740     $0.560   $ (1.195)  $  2.645  $ 0.540
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income      $     --     $     --     $     --     $ (0.060)  $     --   $ (0.065)  $     --  $    --
In excess of net realized gain on
 investments                                  --           --           --           --         --     (0.010)    (0.025)      --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                     $     --     $     --     $     --     $ (0.060)  $     --   $ (0.075)  $ (0.025) $    --

------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period        $ 11.930     $ 10.810     $  7.360     $ 16.130   $ 12.450   $ 11.890   $ 13.160  $10.540
------------------------------------------------------------------------------------------------------------------------------------

Total Return (1)                          (32.64)%     (32.98)%     (32.91)%      30.15%      4.71%     (9.06)%    25.08%    5.40%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (000's omitted)                        $119,865     $163,186     $ 12,762     $296,586   $284,575   $324,258   $392,479  $63,672
Ratio of expenses to average daily net
 assets (2)(3)                              2.24%+       2.74%+       2.75%+       2.66%      2.63%      2.47%      2.38%    2.21%+
Ratio of expenses to average daily net
 assets after custodian fee
 reduction (2)                              2.15%+       2.65%+       2.66%+       2.63%      2.57%        --         --       --
Ratio of net investment loss to average
 daily  net assets                         (0.81)%+     (1.29)%+     (1.37)%+     (0.75)%    (0.51)%    (0.02)%    (0.55)%  (1.44)%+
------------------------------------------------------------------------------------------------------------------------------------

+   Annualized.
++  Computed using average shares outstanding.
*   For the period from the start of business, June 7, 1993, to August 31, 1993.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Greater China Growth Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Eaton Vance Greater China Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.2% at February 28, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's or Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

    D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1997, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2002 ($173,960), August 31, 2003 ($337,254) and August 31, 2004 ($10,990,773).

    E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Interim Financial Statements -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Greater China Growth Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:


                                                              Six Months Ended
                                                              February 28, 1998
    Class A                                                   (Unaudited)
    ----------------------------------------------------------------------------
    Sales                                                             3,542,939

    Redemptions                                                      (5,502,283)

    Issued to EV Traditional Greater China Growth
      Fund shareholders                                              12,008,026
    ----------------------------------------------------------------------------

    Net increase                                                     10,048,682
    ----------------------------------------------------------------------------


                               Six Months Ended
                               February 28, 1998                 Year Ended
    Class B                    (Unaudited)                       August 31, 1997
    ----------------------------------------------------------------------------
    Sales                             3,238,510                       7,421,637

    Issued to shareholders
      electing to receive
      payment of                                                         82,879
      distributions in Fund                  --
      shares

    Redemptions                      (6,532,461)                    (11,978,067)
    ----------------------------------------------------------------------------

    Net decrease                     (3,293,951)                     (4,473,551)
    ----------------------------------------------------------------------------


                                                               Six Months Ended
                                                               February 28, 1998
    Class C                                                    (Unaudited)
    ----------------------------------------------------------------------------
    Sales                                                             1,209,593

    Redemptions                                                      (1,165,151)

    Issued to EV Traditional Greater China Growth
      Fund shareholders                                               1,689,967
    ----------------------------------------------------------------------------

    Net increase                                                      1,734,409
    ----------------------------------------------------------------------------

4   Management Fee and Other Transactions
    with Affiliates
    ----------------------------------------------------------------------------
    The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 1998 the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $421,829. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $33,752 from the Eaton Vance Greater China Growth Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 1998.

    Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of the above organization. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Eaton Vance Greater China Growth Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


5   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted distribution plans (Class A Plan, Class B Plan, Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $184,947, $709,317, and $46,223 for Class A, Class B, and Class C shares, respectively to or payable to EVD for the six months ended February 28, 1998, representing 0.28%, 0.75%, and 0.75% of the average daily net assets for Class A, Class B, and Class C shares, respectively. At February 28, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $4,990,000 and $3,666,000 for Class B and Class C shares respectively.

    In addition, the Plans authorize the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A, Class B and Class C shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 1998 amounted to $150,895, $224,450, and $15,408 for Class A, Class B, and Class C shares, respectively.

    Certain officers and Trustees of the Fund are officers or directors of EVD.

6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $854,000 and $21,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 1998.

7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio aggregated $86,485,105 and $163,190,319 for the six months ended February 28 1998.

8   Transfer of Net Assets

    On September 1, 1997, EV Marathon Greater China Growth Fund received the net assets of the EV Traditional Greater China Growth Fund and EV Classic Greater China

Eaton Vance Greater China Growth Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    Growth Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Greater China Growth Fund, at the closing, issued 12,008,026 Class A shares and 1,689,967 Class C shares of the Fund having an aggregate value of $212,699,579 and $18,537,242, respectively. As a result the Fund issued one Class A share and one Class C share for each share of EV Traditional Greater China Growth Fund and EV Classic Greater China Growth Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional Greater China Growth Fund's and EV Classic Greater China Growth Fund's net assets at the date of the transaction were $212,699,579 and $18,537,242, respectively, including $74,646,817 and $6,082,848 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Greater China Growth Fund (formerly "EV Marathon Greater China Growth Fund") were $527,823,302 with a net asset value of $17.71, $16.13 and $10.97 for Class A, Class B and Class C, respectively.

9   Name Change
    ----------------------------------------------------------------------------
    Effective September 1, 1997, the EV Marathon Greater China Growth Fund changed its name to Eaton Vance Greater China Growth Fund.

Greater China Growth Portfolio  as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)




Common Stocks -- 93.9%



                                      Shares                Value
---------------------------------------------------------------------------
China -- 0.2%

Electrical Equipment -- 0.1%
---------------------------------------------------------------------------
Beijing Orient Elect.                    426,100            $     126,562

The company is mainly engaged in
the manufacture of electronics and
lighting products.
---------------------------------------------------------------------------
                                                            $     126,562
---------------------------------------------------------------------------

Industrial / Manufacturing -- 0.1%
---------------------------------------------------------------------------
Shanghai Yaohua Pilkington             2,091,113            $     397,311

Glass manufacturer.
---------------------------------------------------------------------------

                                                            $     397,311
---------------------------------------------------------------------------

Total China

    (identified cost $2,102,517)                            $     523,873
---------------------------------------------------------------------------

Hong Kong -- 72.8%

Chemicals -- 1.4%
---------------------------------------------------------------------------
Shanghai Petrochemical                25,580,000            $   4,228,372

A highly integrated petrochemical
complex which processes crude oil
into a broad range of synthetic
fibers, resins and plastics,
intermediate petrochemicals and
petroleum products.
---------------------------------------------------------------------------

                                                            $   4,228,372
---------------------------------------------------------------------------

Communications Services -- 3.4%
---------------------------------------------------------------------------
China Telecom*                         5,590,000            $  10,142,636

Consists of the two largest
provincial mobile telephone
operators under the control of
the Ministry of Post &
Telecommunications.
---------------------------------------------------------------------------

                                                            $  10,142,636
---------------------------------------------------------------------------

Diversified Trading -- 19.3%
---------------------------------------------------------------------------
China Everbright Pacific Ltd.          2,500,000            $   2,405,243

Diversified company with interests
in retailing, property, investment
and development, hotels and
restaurant operations.

China Resources Enterprises            3,838,000                8,376,341
Property investment and
development.

Cosco Pacific Ltd.                     3,640,000                3,408,020
Transportation, container
manufacturer (through JV),
owning and leasing.
---------------------------------------------------------------------------

Diversified Trading (continued)
---------------------------------------------------------------------------
Guang Nan Holdings Ltd.                6,000,000            $   4,261,639

Trader of foodstuffs and non-
foodstuffs, processing and
distribution of foodstuffs.

Hutchison Whampoa                      2,900,000               20,504,294

Diversified company with
interests in property
development, ports, retailing,
manufacturing,
telecommunications, media,
energy, finance
and investment.

Li & Fung Ltd.                         2,312,000                3,493,304

Export trading of consumer
products.

NG Fung Hong Ltd.                      7,540,000                7,984,503

Trader of foodstuffs and
non-foodstuffs.

Wharf Holdings Ltd.                    3,501,200                7,302,173

Diversified company with
interests in property
development and investments,
terminals and warehousing,
public transportation
and communications.
---------------------------------------------------------------------------

                                                            $  57,735,517
---------------------------------------------------------------------------

Electric Utilities -- 3.4%
---------------------------------------------------------------------------
Beijing Datang Power*                  5,212,000            $   2,658,669

Engaged in the operation of coal
fired electric power plants in
Northern China.

CLP Holdings, Ltd.                     1,430,000                7,423,775

Is the monopolist power
supplier to Kowloon, the New
Territories and Lantau Island
which together account for
nearly 75% of Hong Kong's
6 million population.
---------------------------------------------------------------------------

                                                            $  10,082,444
---------------------------------------------------------------------------

Engineering and Construction -- 1.0%
---------------------------------------------------------------------------
Sichuan Expressway Co.                20,000,000            $   2,996,061

Is a toll road operator in Sichuan
province, China.
---------------------------------------------------------------------------

                                                             $  2,996,061
---------------------------------------------------------------------------

Financial -- 13.8%
---------------------------------------------------------------------------
Hang Seng Bank                           940,000            $   8,891,974

Provides a full range of banking and
related financial services and
compilation of Hang Seng Index of
33 selected stocks listed on the HK
Stock Exchange.

HSBC Holdings PLC                      1,060,900               30,689,172
Provides a comprehensive range
of banking and related
financial services through an
international network of more
than 3,000 offices in 71
countries in Europe, the Asia
Pacific region, the Middle East
and the Americas.




                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                       Shares               Value
--------------------------------------------------------------------------------

Financial (continued)
--------------------------------------------------------------------------------
National Mutual Ltd.                   2,018,000            $   1,798,179
Banking, finance and insurance.
--------------------------------------------------------------------------------
                                                            $  41,379,325
--------------------------------------------------------------------------------

Industrial/Manufacturing -- 7.4%
--------------------------------------------------------------------------------
Chen Hsong Holdings                    4,336,000            $   1,595,865
Manufactures and sells plastic
injection moulding machines and
related products.

CIM Company Ltd.(1)                    1,800,000                1,510,945
Diversified company with
interests in property and
investment, public
transportation, trading and
hotel operations.

Shanghai Industrial Holdings Ltd.      3,090,000               13,407,891
Manufacturer of cigarettes,
pharmaceuticals and carparts.

Siu Fung Ceramics Holdings Ltd.*       9,850,000                  725,060
Manufacturer of a line of
ceramics, machinery and
equipment.

Varitronix International Ltd.          1,560,000                3,273,713
Designs, manufactures and sells
liquid crystal displays and
related products.

Zhenhai Refining & Chemical Co.        4,058,000                1,480,448
Producer of petroleum and
petrochemical products
--------------------------------------------------------------------------------
                                                            $  21,993,922
--------------------------------------------------------------------------------

Metals - Industrial -- 0.5%
--------------------------------------------------------------------------------
Angang New Steel Co., Ltd.            10,000,000            $   1,640,085
Producer of steel products
comprising cold rolled sheets,
wire rods and thick plates, in
the PRC.
--------------------------------------------------------------------------------
                                                            $   1,640,085
--------------------------------------------------------------------------------

Natural Gas Utilities -- 0.9%
Hong Kong and China Gas Company,       1,446,000            $   2,595,648
Ltd.
Is the sole supplier of piped gas
in Hong Kong.
--------------------------------------------------------------------------------
                                                            $   2,595,648
--------------------------------------------------------------------------------

Properties -- 15.2%
--------------------------------------------------------------------------------
Cheung Kong Holdings, Ltd.             2,171,000            $  15,209,757
Property development and
construction.

Cheung Kong Infrastructure             2,525,000                7,777,007
Property development and
construction.

China Resources Beijing Land           2,164,000                1,089,895
Property development.

Hong Kong Land Holdings Ltd.           3,095,000                5,540,050
Commercial property investment,
development, leasing and
management.

New World Development                  3,980,000               14,674,114
Property investment and
development.

Sino Land Company                      2,720,000                1,299,671
Property development.
--------------------------------------------------------------------------------
                                                            $  45,590,494
--------------------------------------------------------------------------------

REITS -- 1.2%
--------------------------------------------------------------------------------
Chinese Estates Holdings               2,000,000            $     684,445
Property development and
investment company in Hong
Kong.

Hysan Development Company, Ltd.        1,600,000                3,047,717
Leading real estate investment
company in Hong Kong.
--------------------------------------------------------------------------------
                                                            $   3,732,162
--------------------------------------------------------------------------------

Telecommunications -- 2.2%
--------------------------------------------------------------------------------
Hong Kong Telecom                      3,084,000            $   6,491,793
Engaged in the provisional
telecommunication services,
the sale and rental of
telecommunications equipment.
--------------------------------------------------------------------------------
                                                            $   6,491,793
--------------------------------------------------------------------------------

Transportation -- 2.7%
--------------------------------------------------------------------------------
China Merchants Holdings               7,827,000            $   8,136,805
Flagship of China Merchants
Group and engaged in the
Industrial and Infrastructure
business.
--------------------------------------------------------------------------------
                                                            $   8,136,805
--------------------------------------------------------------------------------

Utilities -- 0.4%
--------------------------------------------------------------------------------
Harbin Power Co.                       6,900,000            $   1,051,463
The largest manufacturer of power
equipment in China, which specializes
in major components for thermal power
generating stations such as boilers
and steam turbines.
--------------------------------------------------------------------------------
                                                            $   1,051,463
--------------------------------------------------------------------------------

Total Hong Kong
    (identified cost $192,285,136)                          $ 217,796,727
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio  as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                       Shares               Value
---------------------------------------------------------------------------

Malaysia -- 1.8%

Conglomerates -- 0.8%
---------------------------------------------------------------------------
United Engineers, Ltd.                 2,050,000            $   2,487,891
Is the biggest integrated civil
engineering construction and design
company in Malaysia.
---------------------------------------------------------------------------
                                                            $   2,487,891
---------------------------------------------------------------------------

Diversified Trading -- 0.3%
---------------------------------------------------------------------------
Sime Darby Bhd                           700,000            $     914,286
Diversified company with interests
in plantation operation, chemical
manufacturing, heavy equipment and
auto distribution.
---------------------------------------------------------------------------
                                                            $     914,286
---------------------------------------------------------------------------

Investment Services -- 0.7%
---------------------------------------------------------------------------
Malayan Banking Bhd                      517,000            $   2,011,728
---------------------------------------------------------------------------
Is a leading banking group in Malaysia.
---------------------------------------------------------------------------
                                                            $   2,011,728
---------------------------------------------------------------------------

Total Malaysia
   (identified cost $5,125,125)                             $   5,413,905
---------------------------------------------------------------------------

Republic of Korea -- 0.0%

Electronics - Instruments -- 0.0%
---------------------------------------------------------------------------
Samsung Electronics                            2            $         116
Manufacturer of home appliances,
telecommunications products,
computers and semiconductors.
---------------------------------------------------------------------------
                                                            $         116
---------------------------------------------------------------------------

Total Republic of Korea
   (identified cost $105)                                   $         116
---------------------------------------------------------------------------

Singapore -- 3.0%

Financial -- 0.9%
---------------------------------------------------------------------------
Overseas Union Bank (Foreign)            700,000            $   2,638,245
Commercial banking.
---------------------------------------------------------------------------
                                                            $   2,638,245
---------------------------------------------------------------------------

Industrial / Manufacturing -- 1.6%
---------------------------------------------------------------------------
Clipsal Industries Holdings Ltd.       2,324,000            $   4,508,560
Develops, manufactures, and markets
electric installation products.
---------------------------------------------------------------------------

Industrial / Manufacturing (continued)
---------------------------------------------------------------------------
Clipsal Industries Holdings              234,000            $     210,600
Ltd. Warrants*
Develops, manufactures, and markets
electric installation products.
---------------------------------------------------------------------------
                                                            $   4,719,160
---------------------------------------------------------------------------

Transportation -- 0.5%
---------------------------------------------------------------------------
Keppel Land Limited                    1,500,000            $   1,594,069
Shipping company.
Keppel Land Limited Warrants*            508,000                  120,840
Shipping company.
---------------------------------------------------------------------------
                                                            $   1,714,909
---------------------------------------------------------------------------

Total Singapore
   (identified cost $14,605,555)                            $   9,072,314
---------------------------------------------------------------------------

Taiwan -- 9.2%

Banks and Money Services -- 1.0%
---------------------------------------------------------------------------
Bank Sinopac                           4,032,268            $   3,006,902
One of the best new banks in
Taiwan listed on the OTC market.
---------------------------------------------------------------------------
                                                            $   3,006,902
---------------------------------------------------------------------------

Business Services - Miscellaneous -- 1.0%
---------------------------------------------------------------------------
Far Eastern Silo and Shipping Corp.    3,392,000            $   2,878,702
Is engaged in the cable television
business as well as shipping and
warehousing.
---------------------------------------------------------------------------
                                                            $   2,878,702
---------------------------------------------------------------------------

Computer Equipment -- 0.5%
---------------------------------------------------------------------------
Asustek Computer, Inc.                    65,000            $   1,521,061
Highly profitable motherboard
producer in Taiwan supplying to Intel.
---------------------------------------------------------------------------
                                                            $   1,521,061
---------------------------------------------------------------------------

Computers and Business Equipment -- 3.3%
---------------------------------------------------------------------------
Chuntex Electronic Corp.               1,375,000            $   2,617,005
Manufactures and sells
computer monitors.
Mitac International Corp.              1,072,000                2,441,685
Is a manufacturer and distributor
of mainly PCs and notebooks. It has
a world wide network of manufacturing
and logistics centers and is exposed
to the component distribution business.



                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                Shares            Value
--------------------------------------------------------------------------------

Computers and Business Equipment (continued)
--------------------------------------------------------------------------------
Unitech Electronics Co., Ltd.                   1,110,000         $   4,831,357
Manufactures and markets double
sided and multi-layer printed
circuit boards.
--------------------------------------------------------------------------------
                                                                  $   9,890,047
--------------------------------------------------------------------------------

Construction -- 1.0%
--------------------------------------------------------------------------------
Bes Engineering Corp.                           2,843,000         $   2,927,270
Second largest contractor in Taiwan
active in public works.
--------------------------------------------------------------------------------
                                                                  $   2,927,270
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 1.4%
--------------------------------------------------------------------------------
Taiwan Semiconductor                              800,000         $   4,168,487
Manufacturing, Co.
Is one of the world's largest IC
foundry with a 20% global market share.
--------------------------------------------------------------------------------
                                                                  $   4,168,487
--------------------------------------------------------------------------------

Insurance -- 1.0%
--------------------------------------------------------------------------------
Cathay Life Insurance                             707,442         $   3,112,303
Underwrites endowment, life, accident
and medical policies through a service
network of 22 branches, 341 operating
units and over 29,000 agents.
--------------------------------------------------------------------------------
                                                                  $   3,112,303
--------------------------------------------------------------------------------

Total Taiwan
  (identified cost $25,965,503)                                   $  27,504,772
--------------------------------------------------------------------------------

Thailand -- 3.7%

Banks and Money Services -- 0.8%
--------------------------------------------------------------------------------
Siam Commercial Bank Public Co., Ltd.             400,000         $     645,905
Is a leading commercial bank in
Thailand.
Thai Farmers Bank Public Co., Ltd.                604,200             1,797,965
Is a leading commercial bank in
Thailand.
--------------------------------------------------------------------------------
                                                                  $   2,443,870
--------------------------------------------------------------------------------

Utilities -- 2.9%
--------------------------------------------------------------------------------
Electricity Generating (Foreign)                3,352,770         $   8,739,631
EGCOMP was set up in 1992 for
the purpose of partly
privatizing electricity in
Thailand.
--------------------------------------------------------------------------------
                                                                  $   8,739,631
--------------------------------------------------------------------------------
Total Thailand
  (identified cost $9,140,867)                                    $  11,183,501
--------------------------------------------------------------------------------

United States -- 3.2%

Conglomerates -- 1.4%
--------------------------------------------------------------------------------
Citic Pacific Ltd.                              1,100,000         $   4,261,639
Diversified company engaged in
infrastructure, trading, and
distribution, property and industrial
manufacturing.
--------------------------------------------------------------------------------
                                                                  $   4,261,639
--------------------------------------------------------------------------------

Electric Utilities -- 1.8%
--------------------------------------------------------------------------------
AES Corp.                                         121,800         $   5,359,200
Electric generating facility.
--------------------------------------------------------------------------------
                                                                  $   5,359,200
--------------------------------------------------------------------------------

Total United States
  (identified cost $9,563,022)                                    $   9,620,839
--------------------------------------------------------------------------------

Total Common Stocks
  (identified cost $258,787,830)                                  $ 281,116,047
--------------------------------------------------------------------------------

Total Investments -- 93.9%
  (identified cost $258,787,830)                                  $ 281,116,047
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 6.1%                            $  18,146,491
--------------------------------------------------------------------------------

Net Assets -- 100%                                                $ 299,262,538
--------------------------------------------------------------------------------

 *   Non-income producing security.

(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                      See notes to financial statements.

Greater China Growth Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Top Ten Holdings


                                                                     Percentage
                                         Industry                    of Net
Company                                  Sector                      Assets          Value
------------------------------------------------------------------------------------------------
HSBC Holdings PLC                        Financial                      10.25%       $30,689,172
Hutchison Whampoa                        Diversified Trading             6.85         20,504,294
Cheung Kong Holdings, Ltd.               Properties                      5.08         15,209,757
New World Development                    Properties                      4.90         14,674,114
Shanghai Industrial Holdings Ltd.        Industrial/Manufacturing        4.48         13,407,891
China Telecom*                           Communications Services         3.39         10,142,636
Hang Seng Bank                           Financial                       2.97          8,891,974
Electricity Generating (Foreign)         Utilities                       2.92          8,739,631
China Resources Enterprises              Diversified Trading             2.80          8,376,341
China Merchants Holdings                 Transportation                  2.72          8,136,805


Top Ten Industry Sectors

                                  Percentage
                                  of Net
Industry Sector                   Assets            Value
--------------------------------------------------------------------
Diversified Trading                    19.60%       $58,649,803
Properties                             15.23         45,590,494
Financial                              14.71         44,017,570
Industrial/Manufacturing                9.06         27,110,393
Electric Utilities                      5.16         15,441,644
Communications Services                 3.39         10,142,636
Computers and Business Equipment        3.30          9,890,047
Transportation                          3.29          9,851,714
Utilities                               3.27          9,791,094
Conglomerates                           2.26          6,749,530

*   Non-income producing security.

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $258,787,830)                             $ 281,116,047
Cash                                                               13,017,205
Foreign currency, at value
    (identified cost, $8,114,006)                                   8,531,027
Receivable for investments sold                                       889,413
Interest and dividends receivable                                     123,201
--------------------------------------------------------------------------------
Total assets                                                    $ 303,676,893
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                               $   3,871,222
Foreign capital gains tax payable                                     520,365
Payable to affiliate for Trustees' fees (Note 2)                          920
Accrued expenses                                                       21,848
--------------------------------------------------------------------------------
Total liabilities                                               $   4,414,355
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio       $ 299,262,538
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals         $ 276,517,305
Net unrealized appreciation of investments
    (computed on the basis of identified cost)                     22,745,233
--------------------------------------------------------------------------------
Total                                                           $ 299,262,538
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
February 28, 1998
Investment Income (Note 11)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $38,246)                       $   2,199,324
Interest income                                                        89,794
--------------------------------------------------------------------------------
Total income                                                    $   2,289,118
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                 $   1,286,023
Administration fee (Note 2)                                           426,089
Compensation of Trustees not members of the
    Administrator's organization (Note 2)                                 920
Custodian fee (Note 1D)                                               231,222
Legal and accounting services                                          22,885
Amortization of organization expenses (Note 1C)                         5,877
Miscellaneous                                                          20,893
--------------------------------------------------------------------------------
Total expenses                                                  $   1,993,909
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1D)                        $     163,589
--------------------------------------------------------------------------------
Total expense reductions                                        $     163,589
--------------------------------------------------------------------------------

Net expenses                                                    $   1,830,320
--------------------------------------------------------------------------------

Net investment income                                           $     458,798
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)             $  (4,716,322)
    Foreign currency transactions                                  (1,653,226)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                    $  (6,369,548)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                         $(157,541,733)
    Foreign currency                                                  436,561
--------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments                               $(157,105,172)
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments                 $(163,474,720)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                      $(163,015,922)
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                               Six Months Ended
Increase (Decrease)            February 28, 1998          Year Ended
in Net Assets                  (Unaudited)                August 31, 1997
---------------------------------------------------------------------------
From operations --
  Net investment income            $     458,798            $   3,730,525
  Net realized gain (loss)
    on investment transactions        (6,369,548)              33,933,253
  Net change in unrealized
    appreciation (depreciation)
    of investments                  (157,105,172)             106,260,389
---------------------------------------------------------------------------
Net increase (decrease) in
  net assets from operations       $(163,015,922)           $ 143,924,167
---------------------------------------------------------------------------
Capital transactions --
  Contributions                    $  87,917,625            $ 259,385,555
  Withdrawals                       (163,421,043)            (375,825,403)
---------------------------------------------------------------------------

Net decrease in net assets
  from capital transactions        $ (75,503,418)           $(116,439,848)
---------------------------------------------------------------------------

Net increase (decrease) in
  net assets                       $(238,519,340)           $  27,484,319
---------------------------------------------------------------------------


Net Assets
---------------------------------------------------------------------------
At beginning of period             $ 537,781,878            $ 510,297,559
---------------------------------------------------------------------------
At end of period                   $ 299,262,538            $ 537,781,878
---------------------------------------------------------------------------




                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                               Six Months Ended
                                               February 28, 1998                       Year Ended August 31,
                                                                  ------------------------------------------------------------------
                                               (Unaudited)         1997          1996          1995          1994         1993*
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses (1)                                           1.17%+         1.19%         1.19%         1.10%         1.15%        1.38%+
Expenses after custodian fee reduction                 1.08%+         1.16%         1.12%           --            --           --
Net investment income                                  0.27%+         0.72%         0.94%         1.35%         0.73%        0.38%+
Portfolio Turnover                                       26%            48%           42%           32%           36%          18%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate (per share) (2)            $ 0.0024       $ 0.0412      $ 0.0070            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $299,263       $537,782      $510,298      $590,417      $732,613     $208,043
------------------------------------------------------------------------------------------------------------------------------------

+   Annualized.
* For the period from the start of business, October 28, 1992, to August 31, 1993.
(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.


                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

    C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense in the Statement of Operations.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.


                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

    I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    J Interim Financial Information -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998 the adviser fee was equivalent to 0.75% of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998, the administrative fee was 0.25% of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.


3   Investment Transactions
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than short-term obligations, aggregated $81,848,584 and $170,156,489, respectively.


4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1998, as computed on a federal income tax basis, were as follows:


      Aggregate cost                                             $  258,787,830
     ---------------------------------------------------------------------------
      Gross unrealized appreciation                              $   53,192,452
      Gross unrealized depreciation                                 (30,864,235)
     ---------------------------------------------------------------------------
      Net unrealized appreciation                                $   22,328,217
     ---------------------------------------------------------------------------

Greater China Growth Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


5   Risks Associated with Foreign Investments
    ----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.


6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 1998.


7   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1998.

Eaton Vance Greater China Growth Fund  as of February 28, 1998

INVESTMENT MANAGEMENT



Eaton Vance Greater China Growth Fund


                      Officers                        Independent Trustees
                      James B. Hawkes                 Donald R. Dwight
                      President and Trustee           President, Dwight Partners, Inc.

                      M. Dozier Gardner               Samuel L. Hayes, III
                      Vice President                  Jacob H. Schiff Professor of Investment
                                                      Banking, Harvard University Graduate School of
                      William D. Burt                 Business Administration
                      Vice President
                                                      Norton H. Reamer
                      Barclay Tittmann                President and Director, United Asset
                      Vice President                  Management Corporation

                      James L. O'Connor               John L. Thorndike
                      Treasurer                       Formerly Director, Fiduciary Company Incorporated

                      Alan R. Dynner                  Jack L. Treynor
                      Secretary                       Investment Adviser and Consultant


Greater China Growth Portfolio


                      Officers                        Independent Trustees
                      Hon. Robert Lloyd George        Hon. Edward K.Y. Chen
                      President, Trustee and          Professor and Director, Center for Asian Studies,
                      Co-Portfolio Manager            University of Hong Kong

                      James B. Hawkes                 Donald R. Dwight
                      Vice President and Trustee      President, Dwight Partners, Inc.

                      Scobie Dickinson Ward           Samuel L. Hayes, III
                      Vice President, Assistant       Jacob H. Schiff Professor of Investment Banking,
                      Secretary, Assistant            Harvard University Graduate School of
                      Treasurer,and Co-Portfolio      Business Administration
                      Manager
                                                      Norton H. Reamer
                      William Walter Raleigh Kerr     President and Director, United Asset
                      Vice President and              Management Corporation
                      Assistant Treasurer

                      James L. O'Connor
                      Vice President and Treasurer

                      Alan R. Dynner
                      Secretary

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




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

Sponsor and Manager of
Eaton Vance Greater China Growth Fund &
Administrator of Greater China Growth Portfolio
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Adviser of Greater China Growth Portfolio
Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122






Eaton Vance Greater China Growth Fund
24 Federal Street
Boston, MA 02110




--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                      GCSRC-4/98